INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of deferred tax assets and liabilities
	December 31,
	2025	2024
Operating loss carry forwards	$18,360	$23,536
Reserves and allowances	5,721	5,228

Net deferred tax assets before valuation allowance	24,081	28,764
Valuation allowance	(21,230)	(27,923)

Net deferred tax assets	2,851	841

Deferred income taxes consist of the following:
Domestic	19,077	20,025
Valuation allowance	(16,226)	(19,184)
Net deferred tax assets	2,851	841

Foreign	5,004	8,739
Valuation allowance	(5,004)	(8,739)
	$-	$-

Schedule of income (loss) before income tax
	Year ended December 31,
	2025	2024	2023
Domestic	$5,640	$2,792	(1,880)
Foreign	(3,902)	(2,549)	(2,142)
	$1,738	$243	(4,022)

Schedule of effective income tax reconciliation
	Year ended December 31,
	2025	2024	2023
Income (loss) before income tax, as reported in the consolidated statements of operations	$1,738	$243	(4,022)
Statutory tax rate in Israel	23%	23%	23%

Theoretical tax expenses (income)	400	56	(925)
Changes in valuation allowance	(6,282)	(601)	943
Changes in foreign currency exchange rate	2,864	315	527
Different tax rates	845	(89)	(82)
Non-deductible expenses and other differences	163	(99)	(463)

Actual tax (income)	$(2,010)	$(418)	-